Deposits, Prepayments and Other Receivables (Details)				6 Months Ended
	Mar. 07, 2025 USD ($)	Feb. 14, 2025 HKD ($)	Feb. 14, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 07, 2025 HKD ($)	Mar. 07, 2025 USD ($)
Deposits, Prepayments and Other Receivables (Details) [Line Items]
Investment agreements amount		$ 15,292,500
Impaired prepayment amount		$ 10,593,902	$ 1,361,702	$ 1,059,390	$ 1,361,702
Percentage of impaired prepayment		50.00%	50.00%	50.00%	50.00%
Development agreement amount (in Dollars)	$ 2,100,000
Settled amount						$ 8,190,000	$ 1,052,713
Amount of impairment reversed				$ 8,000,000
CTRL Solutions [Member]
Deposits, Prepayments and Other Receivables (Details) [Line Items]
Revenues recognized				3,700,000
Cooperative Agreements [Member]
Deposits, Prepayments and Other Receivables (Details) [Line Items]
Investment agreements amount				15,292,500
Joint Investment Agreement [Member]
Deposits, Prepayments and Other Receivables (Details) [Line Items]
Investment agreements amount				$ 6,250,000